Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) Customer Segment	Dec. 31, 2018 USD ($) Customer Segment	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2018 USD ($)	Jan. 01, 2016 CNY (¥)
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB	6.8755				6.8755
Goodwill	¥ 1,504,278,000		¥ 1,504,278,000		$ 218,788,000
Goodwill, impairment loss	0	$ 0	0
Long-lived assets, impairment charge	0	0	0	¥ 0
Deferred revenue, revenue recognized | ¥	¥ 1,409,485,000
Contract liability		$ 0
Revenue, practical expedient, remaining performance obligation	true	true
Revenue, practical expedient, incremental cost of obtaining contract	true	true
Advertising expenditures	¥ 1,047,160,000	$ 152,303,000	767,528,000	756,073,000
Minimum percentage of estimated remaining economic life, Capital lease classification requirement	75.00%	75.00%
Minimum percentage of net present value of minimum lease payments over the fair value of leased property	90.00%	90.00%
Number of operating segment | Segment	1	1
Total expenses for employee benefits	¥ 319,491,000	$ 46,468,000	¥ 270,794,000	¥ 214,596,000
Foreign currency exchange rate appreciation (depreciation)	(5.40%)	(5.40%)	6.70%	(6.70%)
Accounting Standards Update 2016-18 [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Restricted cash | ¥				¥ 9,319,000		¥ 61,091,000
Change in restricted cash | ¥			¥ 9,319,000	51,772,000
T- T- P- Car Inc [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Consideration of Investment as convertible bond					100,000,000
Additional principal amount which the group have the right to purchase		$ 65,000,000
Convertible bond, interest rate	8.00%	8.00%
Investments as convertible bond, closing term	3 years	3 years
Allocated initial investment amount at fair value					100,000,000
Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Government grants	¥ 45,190,000	$ 6,573,000	25,657,000	¥ 12,576,000
Credit Concentration Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits	¥ 10,066,458,000		¥ 8,154,224,000		$ 1,464,106,000
Customer Concentration Risk [Member] | Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer	0	0	0	0
Beijing Prbrownies Software Co., Ltd. | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate	14.00%	14.00%
Beijing Prbrownies Software Co., Ltd. | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate	13.00%	13.00%
Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate	14.00%	14.00%
Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate	13.00%	13.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate	17.00%	17.00%
Value added tax refund rate	3.00%	3.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate	16.00%	16.00%
Leads Generation Services [Member] | Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate	17.00%	17.00%
Value added tax refund rate	3.00%	3.00%
Leads Generation Services [Member] | Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate	16.00%	16.00%